Fees Summary	Jul. 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 530,000.00
Previously Paid Amount	0.00
Total Fee Amount	73.19
Total Offset Amount	0.00
Net Fee	73.19
Narrative - Max Aggregate Offering Price	$ 530,000.00
Final Prospectus	true